Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Asset Held for Sale

(in millions)	2018
Cash	$15
Accounts receivable and other current assets	3
PPE	718
Intangible assets	30
Total assets held for sale	$766

Accounts payable and other current liabilities	$2
Other liabilities	67
Total liabilities associated with assets held for sale	$69